Income tax expense - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated unrecognized deferred tax assets	$ 51,251	$ 42,803	$ 36,391
Norway [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated unrecognized deferred tax assets	$ 45,132	$ 42,772